INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill (Details) - CAD ($) $ in Millions		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		$ 4,714
Intangible assets and goodwill, ending balance		$ 4,409	$ 4,714
Minimum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life		2 years
Maximum
Reconciliation of changes in intangible assets and goodwill [abstract]
Finite-lived intangible asset, useful life		60 years
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		$ 5,002	3,074
Acquisitions			1,925
Additions and other		19	3
Transfers		(277)
Intangible assets and goodwill, ending balance		4,744	5,002
Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		288	240
Amortization		47	48
Intangible assets and goodwill, ending balance		335	288
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		3,871
Intangible assets and goodwill, ending balance		3,878	3,871
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		3,871	2,097
Acquisitions			1,774
Additions and other		7	0
Transfers		0
Intangible assets and goodwill, ending balance		3,878	3,871
Goodwill | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		0	0
Intangible assets and goodwill, ending balance		0	0
Purchase and Sale Contracts and Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		71
Intangible assets and goodwill, ending balance		63	71
Purchase and Sale Contracts and Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		216	212
Acquisitions			0
Additions and other		11	4
Transfers		0
Intangible assets and goodwill, ending balance		227	216
Purchase and Sale Contracts and Other | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		145	127
Amortization		19	18
Intangible assets and goodwill, ending balance		164	145
Customer Relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		495
Intangible assets and goodwill, ending balance		468	495
Customer Relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		638	488
Acquisitions			151
Additions and other		1	(1)
Transfers		0
Intangible assets and goodwill, ending balance		639	638
Customer Relationships | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		143	113
Amortization		28	30
Intangible assets and goodwill, ending balance		171	143
Purchase Option
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		277
Intangible assets and goodwill, ending balance		0	277
Purchase Option | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		277	277
Acquisitions			0
Additions and other		0	0
Transfers	$ (277)	(277)
Intangible assets and goodwill, ending balance		0	277
Purchase Option | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		0	0
Amortization		0	0
Intangible assets and goodwill, ending balance		0	0
Intangible Assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		843
Intangible assets and goodwill, ending balance		531	843
Intangible Assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		1,131	977
Acquisitions			151
Additions and other		12	3
Transfers		(277)
Intangible assets and goodwill, ending balance		866	1,131
Intangible Assets | Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance		288	240
Amortization		47	48
Intangible assets and goodwill, ending balance		$ 335	$ 288